Other Reserves (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Information on Other Reserves

(€’000 )	Share based payment reserve	Convertible loan	Currency Translation Difference	Total
Balance as at 1st January 2018	6,707	16,631	(17)	23,322
Vested share-based payments	3,539	0	0	3,539
Currency Translation differences subsidiaries	0	0	(1,194)	(1,194)

Balance as at 31 December 2018	10,246	16,631	(1,211)	25,667

Vested share-based payments	2,775	0	0	2,775
Currency Translation differences subsidiaries	0	0	(261)	(261)

Balance as at 31 December 2019	13,021	16,631	(1,472)	28,181